Operating profit (Details) - EUR (€) € in Millions		12 Months Ended
	Mar. 22, 2023	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Depreciation of property, plant and equipment (note 11):
Leased assets		€ 4,108	€ 3,960
Impairment (reversal)/loss		(64)	64	[1]
Staff costs (note 24)		5,498	5,192		€ 4,620
Gain on the revaluation of net monetary assets resulting from IAS 29 application		(360)	(198)
Share of results of equity accounted associates and joint ventures		(96)	433	[1]	389	[1]
Discontinued Operations
Depreciation of property, plant and equipment (note 11):
Leased assets		1,091	1,227
Staff costs (note 24)		748	650		714
Vantage Towers A.G
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal	€ (8,607)
Operating profit
Operating profit
Amortisation of intangible assets (note 10)		3,515	3,380		3,425
Depreciation of property, plant and equipment (note 11):
Owned assets		3,882	4,142		4,274
Leased assets		3,017	2,733		2,718
Impairment (reversal)/loss		(64)	64
Staff costs (note 24)		5,498	5,192		4,620
Amounts related to inventory included in cost of sales		4,659	5,035		4,580
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment		1,188	1,099		944
Gain on the revaluation of net monetary assets resulting from IAS 29 application		(360)	(198)
Operating profit | Vodafone Hungary
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		0	69
Operating profit | Vodafone Ghana
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		0	(689)
Operating profit | Vantage Towers A.G
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		0	€ (8,729)
Operating profit | Indus Towers
Depreciation of property, plant and equipment (note 11):
Net (gain) loss on disposal		0			81
Indus Towers Limited | Operating profit
Depreciation of property, plant and equipment (note 11):
Pledge arrangements in respect of Indus Towers Limited		€ 0			€ (15)

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.